Fair Value Measurements - Summary of Changes In Fair Value of Liabilities As Per Level 3 Input (Parenthetical) (Details)	Jun. 30, 2023 USD ($)
Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities at fair value	$ 0